LOOMIS SAYLES STRATEGIC ALPHA FUND

Supplement dated February 15, 2013 to the Loomis Sayles Strategic Alpha Fund Summary Prospectus,

dated May 1, 2012, as may be revised and supplemented from time to time.

Effective March 1, 2013, the sentence below is added to the end of the first paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance.”

The Fund also may invest in preferred stocks.

Effective March 1, 2013, the following paragraph is inserted after the “Derivative Investments” paragraph under the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance.”

Equity Investments. In connection with its principal investment strategies, the Fund may invest in preferred stocks.

Effective March 1, 2013, the following paragraph is inserted after the “Emerging Markets Risk” paragraph under the sub-section “Principal Risks” within the section “Investments, Risks and Performance.”

Equity Securities Risk: The value of the Fund’s investments in preferred stocks could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock.

LOOMIS SAYLES STRATEGIC ALPHA FUND

Supplement dated February 15, 2013 to the Loomis Sayles Strategic Alpha Fund (“the Fund”)

Prospectus, dated May 1, 2012, as may be revised and supplemented from time to time.

Effective March 1, 2013, the sentence below is added to the end of the first paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Fund’s Summary Prospectus.

The Fund also may invest in preferred stocks.

Effective March 1, 2013, the following paragraph is inserted after the “Derivative Investments” paragraph under the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Fund’s Summary Prospectus.

Equity Investments. In connection with its principal investment strategies, the Fund may invest in preferred stocks.

Effective March 1, 2013, the following paragraph is inserted after the “Emerging Markets Risk” paragraph under the sub-section “Principal Risks” within the section “Investments, Risks and Performance” in the Fund’s Summary Prospectus.

Equity Securities Risk: The value of the Fund’s investments in preferred stocks could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock.

Effective March 1, 2013, the sentence below is added to the end of the first paragraph of the sub-section “Principal Investment Strategies” within the section “More Information About the Fund” with respect to the Fund in the Fund’s Prospectus.

The Fund also may invest in preferred stocks.

Effective March 1, 2013, the following paragraph is inserted after the “Derivative Investments” paragraph under the sub-section “Principal Investment Strategies” within the section “More Information About the Fund” with respect to the Fund in the Fund’s Prospectus.

Equity Investments. In connection with its principal investment strategies, the Fund may invest in preferred stocks.

Effective March 1, 2013, the following paragraph is inserted after the “Emerging Markets Risk” paragraph under the sub-section “Principal Investment Risks” within the section “More Information About the Fund” with respect to the Fund in the Fund’s Prospectus.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock.